Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012	Dec. 31, 2013 South Deep Gold Mine	Dec. 31, 2012 South Deep Gold Mine	Dec. 31, 2013 South Africa Rand South Deep Gold Mine	Dec. 31, 2012 South Africa Rand South Deep Gold Mine	Dec. 31, 2013 Currency U.S. Dollar South Deep Gold Mine	Dec. 31, 2012 Currency U.S. Dollar South Deep Gold Mine
Goodwill [Line Items]
Impairment to the goodwill	$ 0
Long-term gold price					400,000	400,000	1,300	1,500
Exchange rate			R9.50 to $1.00	R8.29 to $1.00
South Deep life of mine (in years)			73 years	80 years
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, lower limit	10.90%	9.40%
Discount rate, based on a calculated weighted average cost of capital to Gold Fields, upper limit	12.30%	12.10%